Offerings - Offering: 1	Feb. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,240,434,421.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 309,403.99
Offering Note	* Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 30,922,702 issued and outstanding shares of common stock, par value $0.0001 per share (each, a "Share," and collectively, the "Shares"), of RAPT Therapeutics, Inc. ("RAPT"), multiplied by the offer price of $58.00 per Share (the "Offer Consideration"); (ii) the net Offer Consideration for 3,357,114 Shares subject to outstanding stock options ("RAPT Options") with an exercise price per Share that is less than the Offer Consideration (which is calculated by multiplying the number of Shares underlying such RAPT Options by $47.87, which is the difference between the Offer Consideration and $10.13, the weighted average exercise price of such RAPT Options); and (iii) the net Offer Consideration for 4,934,701 Shares subject to issuance upon settlement of outstanding warrants with a net cashless exercise price of $0.0008. The calculation of the filing fee is based on information provided by RAPT as of January 28, 2026, a specified date within five business days prior to the date of this Tender Offer Statement on Schedule TO. ** The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, by multiplying the transaction value by 0.00013810.